Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Credit Loss [Abstract]
Accounts receivable	$ 232,844	$ 196,345
Less: allowance for expected credit loss	(121,778)	(122,030)	$ (14,540)
Total accounts receivable	$ 111,066	$ 74,315